Shareholder Report, Average Annual Return (Details)	12 Months Ended	57 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
C000226472
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	5.20%	3.38%
Without Sales Load [Member] | C000226472
Average Annual Return [Line Items]
Average Annual Return, Percent	5.22%	3.37%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	0.30%
NACC2 Index: Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Average Annual Return, Percent	4.31%	3.00%